Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

13.     Commitments and Contingencies

Letters of Credit

As of March 31, 2020 and December 31, 2019, the Company had outstanding letters of credit under an office lease agreement that totaled $0.7 million, which primarily guaranteed early termination fees in the event of default. The Company collateralizes the letters of credit with restricted cash balances which were classified in other noncurrent assets at March 31, 2020 and December 31, 2019.

Purchase Commitments

In the ordinary course of business, the Company enters into various purchase commitments primarily related to third-party cloud hosting and data services, IT operations and marketing events. Total noncancelable purchase commitments as of March 31, 2020 were approximately $27.5 million for periods through 2022.

Employee Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) in which full-time U.S. employees are eligible to participate on the first day of the subsequent month of his or her date of employment. The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a percentage of their annual compensation as defined in the 401(k) Plan. Employees in the United Kingdom and Canada are covered by defined contribution savings arrangements that are administered based upon the legislative and tax requirements of the respective countries.

The Company made contributions to its employee benefit plans of $0.8 million and $0.7 million during the three months ended March 31, 2020 and 2019, respectively.

Litigation

From time to time, the Company may be subject to various claims, charges and litigation. The Company records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Company maintains insurance to cover certain actions and believes that resolution of such claims, charges, or litigation will not have a material impact on the Company’s financial position, results of operations, or liquidity.

12.     Commitments and Contingencies

Letters of Credit

As of December 31, 2019 and 2018, the Company had outstanding letters of credit under an office lease agreement that totaled $0.7 million and $0.6 million, respectively, which primarily guaranteed early termination fees in the event of default. The Company collateralizes the letters of credit with restricted cash balances which were classified in other noncurrent assets at December 31, 2019 and 2018.

Leases

The Company leases office space and certain office equipment under noncancelable leases. Most of the leases contain renewal options at then market rates.

At December 31, 2019, future minimum lease payments under the existing leases were as follows:

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$3,819
2021	3,774
2022	3,785
2023	3,839
2024	3,712
Thereafter	3,606
Total	$22,535

Rent expense under noncancelable operating leases totaled $3.6 million, $2.3 million and $2.1 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Purchase Commitments

In the ordinary course of business, the Company enters into various purchase commitments primarily related to third-party cloud hosting and data services, IT operations and marketing events. Total noncancelable purchase commitments as of December 31, 2019 were approximately $29.6 million for periods through 2022.

Employment Agreements

The Company has entered into various employment agreements with certain officers and foreign-based employees. The employment agreements provide for minimum annual base salaries, allowances for benefits and insurance coverage, termination rights and other provisions commonly found in such agreements. Under the terms of the employment agreements, the officers and employees are subject to non-compete provisions, as defined. Terms of the employment agreements vary and may be extended.

Employee Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) in which full-time U.S. employees are eligible to participate on the first day of the subsequent month of their date of employment. The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a percentage of their annual compensation as defined in the 401(k) Plan. Employees in the United Kingdom and Canada are covered by defined contribution savings arrangements that are administered based upon the legislative and tax requirements of the respective countries.

The Company made contributions to its employee benefit plans of $2.7 million, $2.0 million and $1.4 million during the years ended December 31, 2019, 2018 and 2017, respectively.

Litigation

From time to time, the Company may be subject to various claims, charges and litigation. The Company records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Company maintains insurance to cover certain actions and believes that resolution of such claims, charges, or litigation will not have a material impact on the Company’s financial position, results of operations, or liquidity.